Schedule IV Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 66,299	$ 71,620	$ 77,593
Life insurance in force, Ceded to other companies	57,082	61,791	67,376
Life insurance in force, Assumed from other companies	0	0	0
Life insurance in force, Net amount	$ 9,217	$ 9,829	$ 10,217
Life insurance in force, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums and policy fees, Direct amount	$ 73,236	$ 70,217	$ 63,158
Premiums and policy fees, Ceded to other companies	1,329	1,347	1,442
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 71,907	$ 68,870	$ 61,716
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 1,025	$ 1,144	$ 902
Premiums and policy fees, Ceded to other companies	836	842	916
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 189	$ 302	$ (14)
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Annuity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 68,752	$ 65,603	$ 58,727
Premiums and policy fees, Ceded to other companies	0	0	0
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 68,752	$ 65,603	$ 58,727
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 3,459	$ 3,470	$ 3,529
Premiums and policy fees, Ceded to other companies	493	505	526
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 2,966	$ 2,965	$ 3,003
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%